Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. The Company consolidates companies in which it has controlling interest of over 50%. All significant intercompany accounts, transactions and cash flows have been eliminated on consolidation.

(b)	Cash and cash equivalents

Cash and cash equivalents include all cash balances and certificates of deposit having a maturity date of three months or less upon acquisition.

(c)	Short-term investments

Short-term investments as of December 31, 2014 consisted of time deposits of more than three months and not exceeding twelve months duration held in commercial banks of $85,295 (2013: $201,565).

(d)	Finance lease receivable

Finance lease receivable is derived from sales of property, plant and equipment and is comprised of the minimum lease payments due on the direct financial lease. From April 1, 2012, monthly interest income has been recognized in other income (expenses), net in the consolidated statement of comprehensive income based on principal balance of $14,000 at an annual interest rate of 10%.

(e)	Assets held for sale

Long-lived assets or asset groups that are part of a disposal group that meets the criteria to be classified as held for sale are not assessed for impairment but rather if fair value, less cost to sell, of the disposal group is less than its carrying value a loss is recorded against the disposal group.

A loss of $19,035 was recognized to write down assets held for sale to their fair values in 2014.

(f)	Provision for bad debts

Accounts receivable balance is recorded net of provision for amounts not expected to be collected from customers. Because the accounts receivable are typically unsecured, the Company periodically evaluates the collectability of accounts based on a combination of factors, including a particular customer’s ability to pay as well as the age of the receivables. To evaluate a specific customer’s ability to pay, the Company analyzes financial statements, payment history, third-party credit analysis reports and various information or disclosures by the customer or other publicly available information. In cases where the evidence suggests a customer may not be able to satisfy its obligation to the Company, a specific provision would be set up for the perceived risk. If the financial condition of customers deteriorates, resulting in an impairment of their ability to make payments, additional allowances may be required.

During the year ended December 31, 2014, we have written back provision for accounts receivable of $2,152 due to the recovery of accounts receivable previously written off, compared to provision of $2,148 in the year ended December 31, 2013 and $45 in the year ended December 31, 2012.

(g)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined on the first-in, first-out basis. The standard cost of work-in-progress and finished goods comprises direct materials, labor and manufacturing overheads. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

For the Company’s FPC and TCA reporting units, the Company orders inventory from its suppliers based on firm customer orders for products that are unique to each customer. The inventory is utilized in production as soon as all the necessary components are received. The only reason that inventory would not be utilized within six months is if a specific customer deferred or canceled an order. As the inventory is typically unique to each customer’s products, it is unusual for the Company to be able to utilize the inventory for other customers’ products. Therefore, the Company’s policy is to negotiate with the customer for the disposal of such inventory that remains unused for six months. The Company does not generally write down its inventories as usually, the customers are held to their purchase commitments. However, there are cases where customers are contractually obligated to purchase the unused inventory from the Company, but the Company may elect not to immediately enforce such contractual right for business reasons. In this connection, the Company will consider writing down these inventory items which remained unused for over six months at the Company’s own cost. Prior to writing down, management would determine if the inventory can be utilized in other products.

(h)	Property, plant and equipment and land use rights

Property, plant and equipment and land use rights are recorded at cost and include interest on funds borrowed to finance construction, if applicable. The cost of major improvements and betterments is capitalized whereas the cost of maintenance and repairs is expensed in the year incurred. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment and land use rights are included in the consolidated statement of comprehensive income.

The majority of the land in Hong Kong is owned by the government of Hong Kong which leases the land at public auction to non-governmental entities. All of the Company’s leasehold lands in Hong Kong have leases of not more than 50 years from the respective balance sheet dates. The cost of such leasehold land is amortized on a straight-line basis over the respective terms of the leases.

All land in other regions of the PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and are classified as land use rights in the consolidated balance sheet. They are amortized on a straight-line basis over the respective term of the right to use the land.

The Company computed depreciation expenses using the straight-line method over the following estimated useful lives:

Classification	Years
Land use rights	50 years
Buildings	20 years
Machinery and equipment	4 years
Leasehold improvements	shorter of lease term or 4 years
Furniture and fixtures	4 years
Motor vehicle	4 years
Tools and molds	2 years

(i)	Impairment or disposal of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with FASB ASC 360 “Property, Plant and Equipment”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company recognizes an impairment loss to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Long-lived assets to be disposed of are stated at the lower of fair value or carrying value. Expected future operating losses from discontinued operations are recorded in the periods in which the losses are incurred.

In 2012, management assessed and determined that there were no events or changes in circumstances to indicate that the carrying amount of long-lived assets in Nam Tai’s Shenzhen facilities were not recoverable and there were no impairment tests conducted with respect to those assets. In view of the fluctuations of future customer orders in Wuxi, the Company assessed the impairment of its long-lived assets used in the Wuxi facilities, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the company’s long-lived assets at December 31, 2012 were less than the undiscounted cash flows.

In 2013, management assessed and determined that there were no events or changes in circumstances to indicate that the carrying amount of long-lived assets used in Shenzhen facilities were not recoverable and there were no impairment tests conducted with respect to those assets.

In 2014, the Company assessed the impairment of its long-lived assets used in Shenzhen, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets at December 31, 2014 were less than the undiscounted cash flows.

A loss of $34,955 and $19,035 was recognized to write down the long-lived assets to their fair values upon reclassification to assets held for sale in 2013 and 2014 respectively.

(j)	Accruals and provisions for loss contingencies

The Company makes provisions for all loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provisions or accruals related to litigation, the Company makes provisions based on information from legal counsels and the best estimation of management. The Company assesses the potential liability for the significant legal proceedings in accordance with FASB ASC 450 “Contingencies”. FASB ASC 450 requires a liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency is settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency is settled for an amount that is less than our estimate, a future credit to income would result.

(k)	Revenue recognition

The company generates revenue from fixed income real-estate derived from its buildings held through its subsidiaries in Shenzhen.

Rental income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee’s obligation to pay rent.

The Company recognizes revenue from sales of products when all of the following conditions are met:

•	Persuasive evidence of an arrangement exists;

•	Delivery has occurred or services have been rendered;

•	Price to the customer is fixed or determinable; and

•	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Company does not provide its customers with the right of return (except for quality), price protection, rebates or discounts. There are no customer acceptance provisions associated with the Company’s products, except for quality. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

(l)	Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $348, $1 and $1 for the year ended December 31, 2012, 2013 and 2014, respectively.

(m)	Staff retirement plan costs

The Company’s costs related to the staff retirement plans (see Note 13) are charged to the consolidated statement of comprehensive income as incurred.

(n)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance with FASB ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements or the expected date of reversal of the temporary differences. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of comprehensive income.

(o)	Foreign currency transactions and translations

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of comprehensive income.

The functional currencies of the Company and its subsidiaries include the U.S. dollar and the Hong Kong dollar. The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”.

All assets and liabilities are translated at the rates of exchange ruling at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income.

(p)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

(q)	Stock options

The Company has two stock-based employee compensation plans, as more fully described in Note 11(b). The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models. If the award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

(r)	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include provision for bad debts, deferred income tax assets, share-based compensation, useful lives of property, plant and equipment and intangible assets, and recovery of the carrying amounts of long-lived assets and intangible assets.

(s)	Comprehensive loss

Accumulated other comprehensive loss represents principally foreign currency translation adjustments and is included in the consolidated statement of changes in equity.

(t)	Fair value

The Company follows FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and based the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts of cash and cash equivalents, short term investment, other receivables, assets held for sale, accrued expenses and other payables, short term bank borrowing, and dividend payable approximate their fair values due to the short term nature of these instruments.

The fair value of the Company’s assets held for sale is detailed in Note 4.

As of December 31, 2013 and 2014, the Company did not have any non financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements, at least annually, on a recurring basis.

(u)	Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

When the Company is the lessor, minimum contractual rental from leases are recognized on a straight-line basis over the noncancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. Contingent rental revenue is accrued when the contingency is removed.

(v)	Concentration of risk

Overall, the real estate market in China has shown signs of continuous slow down. The Company’s results of operations are affected by a wide variety of factors, including changing economic, political, industry, business and financial conditions; lack of experience handling the real estate development projects; the process of applying for the redevelopment of Gushu land with the Government bodies, the demand for our real estate properties, and operating mainly in the PRC. Accordingly, the Company’s business, financial condition and results of operations are primarily influenced by the political, economic, legal environments and foreign currency exchange in the PRC and by the general state of the PRC economy and may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation. As a result, the Company may experience significant fluctuations in future operating results due to the factors mentioned above. These fluctuations may result in volatility in our share price.

All the Company’s land development related applications are subject to government policies and regulations in the real estate market. However, we cannot assure you that we will obtain all the necessary approvals in accordance with our timetable. Furthermore, this is our first venture into the land development projects after the cessation of the LCM business, we may encounter industry-specific difficulties that result in losses as we progress with our projects in Shenzhen.

The Company currently derives a majority of its income from rental and interest income. Any future reductions in the official cash deposit interest rates in China and Hong Kong could adversely impact its income and the total cash on hand will gradually reduce as more funds are being used for land development related expenditures for the land in Gushu and Guangming, Shenzhen.

Certain transactions of the Company are denominated in Chinese RMB (“RMB”), which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples” Bank of China (“PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(w)	Recent changes in accounting standards

In March 2014, the FASB issued ASU 2014-06, “Technical Corrections and Improvements Related to Glossary Terms”. The amendments in this Update relate to glossary terms and cover a wide range of Topics in the Codification. These amendments are presented in four sections: Deletion of Master Glossary Terms (Section A), Addition of Master Glossary Term Links (Section B), Duplicate Master Glossary Terms (Section C), and Other Technical Corrections Related to Glossary Terms (Section D). The amendments in this Update do not have transition guidance and will be effective upon issuance for both public entities and nonpublic entities. The Company is currently evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.

In April 2014, the FASB issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (“ASU 2014-08”). The amendments in ASU 2014-08 change the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, disposals representing a strategic shift in operations should be presented as discontinued operations. Additionally, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income and expenses of discontinued operations. The amendments in ASU 2014-08 are effective prospectively for all disposals (or classifications as held for sale) of components of an entity, and for all businesses that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company is currently evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, with early application not permitted. Companies may use either a full retrospective or a modified retrospective approach to adopt this ASU and the Company is currently evaluating which transition approach to use. The Company is currently evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.

In June 2014, the FASB issued ASU 2014-12, Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014-12”). The amendments in ASU 2014-12 require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, with early application permitted. Companies may use either a prospective or a retrospective approach to adopt this ASU and the Company is currently evaluating which transition approach to use. The Company is evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU 2015-01”). The amendments in ASU 2015-01 eliminate from U.S. GAAP the concept of extraordinary items. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, with early application permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. Companies may use either a prospective or a retrospective approach to adopt this ASU and the Company is currently evaluating which transition approach to use. The adoption of ASU 2015-01 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”). The amendments in ASU 2015-02 change the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. The amendments in this ASU are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. A reporting entity may apply the amendments in this ASU using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply the amendments retrospectively. The adoption of ASU 2015-02 is not expected to have a material impact on the Company’s consolidated financial statements.